Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$1,460,095,329	$1,272,303,113
Loans in default and deemed distributed	(747,052)	(578,346)
Net assets per the Form 5500	$1,459,348,277	$1,271,724,767
The following is a reconciliation of the total benefit payments per the financial statements to total distributions per the Form 5500:

Year Ended
December 31, 2025
Total benefit payments per the financial statements	$(124,200,364)
Adjustment for loans in default and deemed distributions	(168,706)
Total distributions per Form 5500	$(124,369,070)